Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Parenthetical) (Detail) (Recharges (Credit) of Goods and Services [Member], Autoparts Holdings [Member], USD $)
In Millions, unless otherwise specified
3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Recharges (Credit) of Goods and Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Recharges (credits)	$ 2.4	$ (1.6)